August 15, 2018

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

Division of Investment Management

100 “F” Street, N.E.

Washington, DC 20549

Re:	The Chartwell Funds (the “Trust”)

File Nos. 333-216993 and 811-23244 on behalf of Chartwell Mid Cap Value Fund,

Chartwell Small Cap Growth Fund and Chartwell Small Cap Value Fund (the “Funds”)

Dear Sir or Madam:

On behalf of the Fund, we are filing today through EDGAR, pursuant to the requirements of Rule 497(e) under the Securities Act of 1933, as amended (the “Securities Act”), XBRL interactive data files relating to revised Investments and Risks summary (Item 4 to Form N-1A) in the Prospectus for the Funds, which were filed electronically with the Securities and Exchange Commission pursuant to Rule 497(e) under the Securities Act on July 31, 2018 (Accession No. 0001398344-18-010815). The purpose of this filing is to submit an XBRL interactive data file in the manner provided by Rule 405 of Regulation S-T and General Instruction C.3.(g) of Form N-1A.

If you have any questions or require further information, do not hesitate to contact the undersigned at (626) 914-1041.

Sincerely,

/s/ RITA DAM

Rita Dam

Fund Administrator

2220 E. Route 66, Ste 226

Glendora, CA 91740

626-914-4141